Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2010	$ 71,988,161	$ 6,405,290	$ 31,486,826	$ 295,722,233		$ 1,447,561	$ 1,737,376	$ 111,327,838	$ 297,459,609
PARTNERS' CAPITAL, units at Dec. 31, 2010	64,756.6985	5,662.0645	27,731.8983
Capital contributions	110,423,847	18,128,844	14,574,760	159,695,554		2,000,000	100,000	145,127,451	159,795,554
Capital contributions, units	102,014.0806	16,314.7272	13,035.3437
Capital withdrawals	(7,229,090)	(1,057,815)	(628,259)	(29,349,575)			(58,576)	(8,915,164)	(29,408,151)
Capital withdrawals, units	(6,828.2475)	(963.9820)	(577.2685)
Net income (loss)				(18,306,231)	(3,092)		(36,332)	(11,517,707)	(18,345,655)
Net income (loss)	(8,846,822)	(832,416)	(1,857,318)			16,254		(11,520,302)	(18,407,323)
General Partner's allocation: New Profit-Accrued				(61,668)	61,668				(61,668)
Transfer of New Profit Memo Account to General Partner					(58,576)		58,576
NET ASSET VALUE PER UNIT	$ 1,039.97	$ 1,077.62	$ 1,084.25
PARTNERS' CAPITAL at Dec. 31, 2011	166,336,096	22,643,903	43,576,009	407,700,313		3,463,815	1,801,044	236,019,823	409,501,357
PARTNERS' CAPITAL, units at Dec. 31, 2011	159,942.5316	21,012.8097	40,189.9735
Capital contributions	51,687,336	5,732,891	2,138,112	115,958,983				59,558,339	115,958,983
Capital contributions, units	53,707.8502	5,623.6690	2,085.6084
Capital withdrawals	(30,744,953)	(5,942,606)	(5,504,636)	(154,372,704)			(249,786)	(42,192,195)	(154,622,490)
Capital withdrawals, units	(32,305.0550)	(5,964.9880)	(5,390.4377)
Net income (loss)				(36,154,612)	16		(118,716)	(24,442,653)	(36,273,312)
Net income (loss)	(18,397,977)	(2,134,816)	(3,674,368)			(235,492)		(24,442,653)	(36,523,082)
General Partner's allocation: New Profit-Accrued				(249,770)	249,770				(249,770)
Transfer of New Profit Memo Account to General Partner					(249,786)		249,786
NET ASSET VALUE PER UNIT	$ 931.26	$ 982.00	$ 990.51
PARTNERS' CAPITAL at Dec. 31, 2012	$ 168,880,502	$ 20,299,372	$ 36,535,117	$ 332,882,210		$ 3,228,323	$ 1,682,328	$ 228,943,314	$ 334,564,538
PARTNERS' CAPITAL, units at Dec. 31, 2012	181,345.3268	20,671.4907	36,885.1442